United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       08/07/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 115,032
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------     -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord         Equities        G24182100     1279    22,400SH     SOLE                              22,400
Weatherford Intl              Equities        G95089101     1174    21,250SH     SOLE                              21,250
Abbott Laboratories           Equities        002824100      680    12,700SH     SOLE                              12,700
Altria Group Inc              Equities        02209S103      735    10,485SH     SOLE                              10,485
Amazon.com                    Equities        023135106     3058    44,697SH     SOLE                              44,697
American Express              Equities        025816109     1293    21,133SH     SOLE                              21,133
American Tower                Equities        029912201    21427   510,172SH     SOLE                             510,172
Anadarko Petroleum            Equities        032511107      463     8,900SH     SOLE                               8,900
Auto Data Processing          Equities        053015103      669    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A       Equities        084670108      657         6SH     SOLE                                   6
Berkshire Hathaway Cl B       Equities        084670207      443       123SH     SOLE                                 123
Business Objects ADR          Spon ADR        12328X107     1142    29,400SH     SOLE                              29,400
Cigna                         Equities        125509109      627    12,015SH     SOLE                              12,015
Cabelas                       Equities        126804301      212     9,600SH     SOLE                               9,600
Chevron Texaco                Equities        166764100      331     3,932SH     SOLE                               3,932
Coca Cola Company             Equities        191216100      502     9,600SH     SOLE                               9,600
Comcast Cp New Cl A Spl       Equities        20030N200      524    18,750SH     SOLE                              18,750
Devon Energy New              Equities        25179M103      720     9,200SH     SOLE                               9,200
Dow Chemical                  Equities        260543103      218     4,923SH     SOLE                               4,923
Dunn & Bradstreet Copr. New   Equities        26483E100      309     3,000SH     SOLE                               3,000
eBay                          Equities        278642103     5274   163,900SH     SOLE                             163,900
Electronic Arts               Equities        285512109     6204   131,102SH     SOLE                             131,102
Esco Technologies             Equities        296315104     1031    28,430SH     SOLE                              28,430
Euronet Worldwide             Equities        298736109     4284   146,900SH     SOLE                             146,900
Exxon Mobil                   Equities        30231G102     8198    97,737SH     SOLE                              97,737
General Electric              Equities        369604103     2865    74,832SH     SOLE                              74,832
Glaxosmithkline Plc           Spon ADR        37733W105      621    11,861SH     SOLE                              11,861
Google Inc Class A            Equities        38259P508      627     1,200SH     SOLE                               1,200
Highwood Properties           Equities        431284108      368     9,800SH     SOLE                               9,800
I C U Medical                 Equities        44930G107     1442    33,575SH     SOLE                              33,575
Intl Business Machines        Equities        459200101      218     2,072SH     SOLE                               2,072
Intl Game Technology          Equities        459902102     2637    66,415SH     SOLE                              66,415
Johnson & Johnson             Equities        478160104     2024    32,850SH     SOLE                              32,850
Kimberly Clark                Equities        494368103      239     3,572SH     SOLE                               3,572
Kraft Foods Inc               Equities        50075N104      256     7,255SH     SOLE                               7,255
Lilly Eli & Company           Equities        532457108      249     4,450SH     SOLE                               4,450
Merck & Co Inc                Equities        589331107      344     6,900SH     SOLE                               6,900
Microsoft                     Equities        594918104     1881    63,839SH     SOLE                              63,839
Moodys Corp                   Equities        615369105      249     4,000SH     SOLE                               4,000
Mothers Work                  Equities        619903107     2362    75,549SH     SOLE                              75,549
Netflix Inc                   Equities        64110L106     1972   101,700SH     SOLE                             101,700
Northern Trust Corporation    Equities        665859104      630     9,800SH     SOLE                               9,800
Oracle                        Equities        68389X105      331    16,800SH     SOLE                              16,800
Pnc Finl Services Gp Inc      Equities        693475105      301     4,200SH     SOLE                               4,200
Penn Virginia Gp Hldg LP      Equities        70788P105      311    10,000SH     SOLE                              10,000
Penn Virginia Corp            Equities        707882106     2171    54,000SH     SOLE                              54,000
Pfizer Incorporated           Equities        717081103      504    19,700SH     SOLE                              19,700
Pitney Bowes                  Equities        724479100      253     5,400SH     SOLE                               5,400
Post Properties Inc           Equities        737464107      229     4,400SH     SOLE                               4,400
T Rowe Price Group            Equities        74144T108     2219    42,768SH     SOLE                              42,768
Procter & Gamble              Equities        742718109      229     3,745SH     SOLE                               3,745
Qualcomm                      Equities        747525103    26517   611,125SH     SOLE                             611,125
Quantum Fuel Sys Tech         Equities        74765E109      200   128,000SH     SOLE                             128,000
Schering Plough               Equities        806605101      317    10,400SH     SOLE                              10,400
Wachovia                      Equities        929903102      201     3,914SH     SOLE                               3,914
Wells Fargo & Co. New         Equities        949746101      317     9,000SH     SOLE                               9,000
Wyeth                         Equities        983024100      494     8,610SH     SOLE                               8,610
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